RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
17.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:	Years ended December 31,
	2010	2011
	$	$

Trade related balances	42,577,666	29,640,303
Non-trade related balance	-	615,717
Amounts due from related parties	42,577,666	30,256,020

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2010	2011
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	3,359,847	23,824,464
CEEG (Nanjing) Special Transformer Co., Ltd.	5,230,447	5,815,839
China Electric Equipment Group Co., Ltd.	326	-
CEEG Nanjing International Trade Co., Ltd.	29,178,994	-
CEEG (Nanjing) Solar Research Institute	4,808,052	-
	42,577,666	29,640,303

In 2011, the non-trade related balance of $615,717 pertains to the electric charge that the Group paid on behalf of CEEG (Nanjing) Semiconductor Co., Ltd and welfare charge that the Group paid on behalf of China Electric Equipment Group (Hong Kong) Co., Limited.

Amounts due to related parties:	At December 31,
	2010	2011
	$	$

Trade-related balance	1,365,206	56,970,793
Non-trade related balance	1,097,748	638,728
Amounts due to related parties	2,462,954	57,609,521

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2010	2011
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	36,239	234,770
China Electric Equipment Group Co., Ltd.	182,644	109,699
China Electric Equipment Group (Hong Kong) Co., Limited	19,167	5,619
Jiangxi Jingde Semiconductor New Material Co., Ltd.	168,518	-
Eco Energy S.r.l.	894,813	902,482
CEEG (Jiangsu) Limited	55,180	1,859
CEEG (Jiangsu) Insulative New Material Co.,Ltd.	8,645	11,640
CEEG (Nanjing) Semiconductor Co., Ltd.	-	55,704,724
	1,365,206	56,970,793

CEEG (Nanjing) Semiconductor Co., Ltd. (“CEEG Semi”) is a processor of ingot and wafers, with capacity of 20 MW per year. The Company purchased wafers from CEEG Semi beginning in 2009 and had an average monthly purchase quantity of 3 million pcs in 2011, which results the payable balance of $55.7 million as of December 31, 2011.

In 2010, the non-trade related balance pertains to the electric charge that China Electric Equipment Group Co., Ltd paid on behalf of the Group. In 2011, the non-trade related balance pertains to a payment that was collected on behalf of CEEG Nanjing International Trade Co., Ltd. from a third party.

Related party transactions

Other than as disclosed in Note 8, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2009	2010	2011
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	-	15,234,153	4,682
*SST	54,921,565	121,455,630	-
CEEG (Nanjing) Solar Research Institute	688,835	6,564,291	10,113,561
*NRE	26,691,008	119,811,919	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,283	3,196,049	15,609
China Electric Equipment Group (Hong Kong) Co., Limited	1,417	-	36,250
	82,345,108	266,262,042	10,170,102

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2009	2010	2011
	$	$	$

CEEG (Nanjing) Solar Research Institute	475	1,218,487	-
*SST	4,193,444	8,332,132	-
CEEG (Nanjing) Semiconductor Co., Ltd.	6,529,087	42,376,869	73,351,421
China Electric Equipment Group (Hong Kong) Co.,Limited	319,271	-	-
*NRE	227,919	625,604	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	2,169,476	10,724,422	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd.	-	-	21,670
	13,439,672	63,277,514	73,373,091

* Prior to the acquisitions

In December 2010, NRE prepaid $5.6 million to CEEG (Nanjing) Special Transformer Manufacturing Co., Ltd. for purchase the right to use a parcel of land of approximately 77,565.4 square meters in Nanjing.

In February 2011, Sunergy Nanjing purchased equipment and technology services from CEEG (Nanjing) Solar Research Institute in the amount of approximately $0.8 million in connection with the building integrated photovoltaic system to be installed in the Group’s Nanjing facilities.

In March 2011, NRE purchased manufacturing site and ancillary premises of approximately 25,000 square meters from CEEG (Nanjing) Special Transformer Co., Ltd in the amount of approximately $8.0 million.